Debt (Details-Long Term Debt) - Rubicon Technologies, LLC and Subsidiaries [Member] - Rubicon [Member] - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Extinguishment of Debt [Line Items]
Total	$ 52,291,000	$ 47,024,000
Long-term Debt [Member]
Extinguishment of Debt [Line Items]
2021	1,500	1,500
2022	6,000	2,000
2023	6,000	2,000
2024	45,000	43,024
Total	$ 58,500	$ 48,524